Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Direxion Funds
Entity Central Index Key	0001040587
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly High Yield Bull 1.2X Fund
Class Name	Investor
Trading Symbol	DXHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Monthly High Yield Bull 1.2X Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly High Yield Bull 1.2X Fund	$68	1.35%
[1]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Net Assets	$ 44,999,820
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	368.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$44,999,820
Number of Holdings	4
Portfolio Turnover	368%

Holdings [Text Block]

Market Exposure
Investment Companies	80.0%
Total Return Swap Contracts	40.0%

Top 10 Constituents of Index	(%)
iShares iBoxx High Yield Corporate Bond ETF	33.4%
SPDR Bloomberg High Yield Bond ETF	33.3%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	33.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Class Name	Investor
Trading Symbol	DXNLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Monthly NASDAQ-100® Bull 1.25X Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	$59	1.15%
[2]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Net Assets	$ 6,519,683
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	447.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$6,519,683
Number of Holdings	5
Portfolio Turnover	447%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	76.1%
Investment Companies	48.9%

Index Composition	(%)
Information Technology	49.8%
Communication Services	29.7%
Consumer Staples	6.0%
Health Care	5.7%
Industrials	4.7%
Materials	1.4%
Utilities	1.4%
Energy	0.6%
Financials	0.5%
Real Estate	0.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	9.3%
Microsoft Corp.	8.1%
NVIDIA Corp.	7.7%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. Class A	4.8%
Amazon.com, Inc.	4.7%
Costco Wholesale Corp.	2.7%
Tesla, Inc.	2.6%
Alphabet Inc. Class A	2.5%
Alphabet Inc. Class C	2.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Class Name	Investor
Trading Symbol	DXQLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Monthly NASDAQ-100® Bull 1.75X Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$69	1.33%
[3]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%
Net Assets	$ 465,805,031
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$465,805,031
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	117.2%
Investment Companies	57.8%

Index Composition	(%)
Information Technology	49.8%
Communication Services	29.7%
Consumer Staples	6.0%
Health Care	5.7%
Industrials	4.7%
Materials	1.4%
Utilities	1.4%
Energy	0.6%
Financials	0.5%
Real Estate	0.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	9.3%
Microsoft Corp.	8.1%
NVIDIA Corp.	7.7%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. Class A	4.8%
Amazon.com, Inc.	4.7%
Costco Wholesale Corp.	2.7%
Tesla, Inc.	2.6%
Alphabet Inc. Class A	2.5%
Alphabet Inc. Class C	2.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly S&P 500® Bull 1.75X Fund
Class Name	Investor
Trading Symbol	DXSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Monthly S&P 500® Bull 1.75X Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly S&P 500® Bull 1.75X Fund	$69	1.35%
[4]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Net Assets	$ 119,676,870
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$119,676,870
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	117.7%
Investment Companies	57.3%

Index Composition	(%)
Information Technology	30.7%
Financials	14.4%
Health Care	10.8%
Consumer Discretionary	10.5%
Communication Services	9.5%
Industrials	8.3%
Consumer Staples	5.9%
Energy	3.3%
Utilities	2.4%
Real Estate	2.2%
Materials	2.0%

Top 10 Constituents of Index	(%)
Apple, Inc.	7.2%
NVIDIA Corp.	5.9%
Microsoft Corp.	5.9%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	2.9%
Alphabet Inc. Class A	2.0%
Broadcom, Inc.	1.9%
Berkshire Hathaway Inc. Class B	1.9%
Alphabet Inc. Class C	1.6%
Tesla, Inc.	1.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly Small Cap Bull 1.75X Fund
Class Name	Investor
Trading Symbol	DXRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Monthly Small Cap Bull 1.75X Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly Small Cap Bull 1.75X Fund	$64	1.35%
[5]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.35%
Net Assets	$ 12,615,343
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$12,615,343
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	118.6%
Investment Companies	56.4%

Index Composition	(%)
Financials	19.6%
Industrials	17.8%
Health Care	16.6%
Information Technology	12.9%
Consumer Discretionary	9.4%
Real Estate	6.3%
Energy	4.9%
Materials	4.0%
Consumer Staples	3.0%
Utilities	2.9%
Communication Services	2.6%

Top 10 Constituents of Index	(%)
Sprouts Farmers Market, Inc.	0.6%
Insmed, Inc.	0.5%
FTAI Aviation Ltd.	0.5%
SouthState Corp.	0.4%
Carpenter Technology Corp.	0.4%
Applied Industrial Technologies, Inc.	0.4%
Vaxcyte, Inc	0.4%
HealthEquity, Inc.	0.4%
Mueller Industries, Inc.	0.3%
Hims & Hers Health, Inc.	0.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Class Name	Investor
Trading Symbol	DXKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	$66	1.35%
[6]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%
Net Assets	$ 2,686,163
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$2,686,163
Number of Holdings	5
Portfolio Turnover	27%

Holdings [Text Block]

Market Exposure
Total Return Swap Contracts	135.1%
Investment Companies	39.9%

Top 10 Constituents of Index	(%)
US 10 Year T-Note, 4.375%, 2034-05-15	9.1%
US 10 Year T-Note, 4.250%, 2034-11-15	9.0%
US 10 Year T-Note, 4.000%, 2034-02-15	8.8%
US 10 Year T-Note, 4.500%, 2033-11-15	8.7%
US 10 Year T-Note, 3.875%, 2034-08-15	8.7%
US 10 Year T-Note, 3.875%, 2033-08-15	7.8%
US 10 Year T-Note, 4.125%, 2032-11-15	7.4%
US 10 Year T-Note, 2.875%, 2032-05-15	7.0%
US 10 Year T-Note, 3.500%, 2033-02-15	7.0%
US 10 Year T-Note, 3.375%, 2033-05-15	7.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Class Name	Investor
Trading Symbol	DXKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$69	1.35%
[7]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Net Assets	$ 8,857,746
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$8,857,746
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(%)
Total Return Swap Contracts	-175.0%

Top 10 Constituents of Index	(%)
US 10 Year T-Note, 4.375%, 2034-05-15	9.1%
US 10 Year T-Note, 4.250%, 2034-11-15	9.0%
US 10 Year T-Note, 4.000%, 2034-02-15	8.8%
US 10 Year T-Note, 4.500%, 2033-11-15	8.7%
US 10 Year T-Note, 3.875%, 2034-08-15	8.7%
US 10 Year T-Note, 3.875%, 2033-08-15	7.8%
US 10 Year T-Note, 4.125%, 2032-11-15	7.4%
US 10 Year T-Note, 2.875%, 2032-05-15	7.0%
US 10 Year T-Note, 3.500%, 2033-02-15	7.0%
US 10 Year T-Note, 3.375%, 2033-05-15	7.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor Class
Shareholder Report [Line Items]
Fund Name	Hilton Tactical Income Fund
Class Name	Investor Class
Trading Symbol	HCYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hilton Tactical Income Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hilton Tactical Income Fund Investor Class	$56	1.12%
[8]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
Net Assets	$ 123,474,288
Holdings Count | $ / shares	100
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$123,474,288
Number of Holdings	100
Portfolio Turnover	34%
Annualized Distribution Rate*	3.50%

Holdings [Text Block]

Top Holdings	(%)
Janus Henderson AAA CLO ETF	6.5%
JPMorgan Nasdaq Equity Premium Income ETF	4.5%
iShares MBS ETF	4.5%
iShares Preferred & Income Securities ETF	4.2%
Simplify MBS ETF	3.7%
United States 10 Year Treasury Note, 4.125%, 2029-11-30	3.6%
SPDR Blackstone Senior Loan ETF	3.5%
JPMorgan Equity Premium Income ETF	2.7%
United States 10 Year Treasury Note, 5.500%, 2028-08-15	2.7%
Utilities Select Sector SPDR Fund	2.1%

Security Type	(%)
Investment Companies	38.1%
Common Stocks	33.5%
Corporate Bonds	19.5%
U.S. Government Obligations	6.3%
Cash & Other	2.6%

Market Exposure
Fixed Income	53.5%
Equity	43.9%
Other	2.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Institutional Class
Shareholder Report [Line Items]
Fund Name	Hilton Tactical Income Fund
Class Name	Institutional Class
Trading Symbol	HCYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hilton Tactical Income Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hilton Tactical Income Fund Institutional Class	$44	0.87%
[9]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 123,474,288
Holdings Count | $ / shares	100
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$123,474,288
Number of Holdings	100
Portfolio Turnover	34%
Annualized Distribution Rate*	3.71%

Holdings [Text Block]

Top Holdings	(%)
Janus Henderson AAA CLO ETF	6.5%
JPMorgan Nasdaq Equity Premium Income ETF	4.5%
iShares MBS ETF	4.5%
iShares Preferred & Income Securities ETF	4.2%
Simplify MBS ETF	3.7%
United States 10 Year Treasury Note, 4.125%, 2029-11-30	3.6%
SPDR Blackstone Senior Loan ETF	3.5%
JPMorgan Equity Premium Income ETF	2.7%
United States 10 Year Treasury Note, 5.500%, 2028-08-15	2.7%
Utilities Select Sector SPDR Fund	2.1%

Security Type	(%)
Investment Companies	38.1%
Common Stocks	33.5%
Corporate Bonds	19.5%
U.S. Government Obligations	6.3%
Cash & Other	2.6%

Market Exposure
Fixed Income	53.5%
Equity	43.9%
Other	2.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized

[8]
*	Annualized

[9]
*	Annualized